Share-Based Payments	12 Months Ended
Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based payments

29. Share‑based payments

Share Option Agreement

In October 2019, the Group entered into an agreement with a financial consultant (“Share Option Agreement”), pursuant to which share options of the Company are granted to the financial consultant in respect of his services to the Group in the forthcoming years. The maximum number of share options granted under the Share Option Agreement to the financial consultant is 3% of the total number of shares of the Company on the Listing Dates (as defined below). The exercise price of the share options is the offer price of the underlying shares of the Company issued in the final financing arrangement prior to the Company’s initial public offering (“IPO”). The share options can only be vested if (i) the financial consultant becomes an employee of the Group prior to the date of successful listing of the Company’s shares through the IPO (the “Listing Date”); and (ii) there is the successful listing of the Company’s shares through the IPO (“IPO Performance Condition”); and (iii) the financial consultant remains as an employee of the Group over the vesting period as specified in the Share Option Agreement.All share options will be vested over 24 months after the Listing Date. Unexercised portion will be forfeited after 48 months after Listing Date. There are caps for share options to be exercised in the periods as specified as below:

Vesting period of the relevant percentage of the options	Cap of options exercisable
After 6 months since the Listing Date	1% of the total shares
After 12 months since the Listing Date	2% of the total shares
After 18 months since the Listing Date	2.5% of the total shares
After 24 months since the Listing Date	3% of the total shares

There are no cash settlement alternatives. The Group does not have a past practice of cash settlement for these share options. The Group accounts for the share options granted under the Share Option Agreement as equity‑settled share‑based payments.

In April 2020, the financial consultant was appointed as the Chief Financial Officer of the Group. The share options granted under the Share Option Agreement remain effective and the terms of the share options remain unchanged, except that the exercise price of the share options is now the higher of US$7.5 million and the offer price of the underlying shares the Company issued in its last round of financing prior to the Company’s IPO.

(a)

The fair value of equity-settled share options granted during the year was estimated as at the date of grant using a binomial model, taking into account the terms and conditions upon which the options were granted.

The following table lists the inputs to the model used:

Assumptions	Inputs
Dividend yield (%)	0%
Expected volatility (%) (note)	49%
Risk-free interest rate (%)	0.36%
Suboptimal factor	2.5
Forfeiture rate	0%
Option life (years)	4.78
Share price (US$ per share)	8.67

Note:	Expected volatility is determined by reference to a peer group of publicly traded companies. No other feature of the options granted was incorporated into the measurement of fair value.

29. Share‑based payments (continued)

Share Option Agreement (continued)

(b)	The following share options were outstanding under the Share Option Agreement during the year:

Weighted
average exercise
	price per share	Numbers
	US$	of options
At January 1, 2020	—	—
Granted during the year	8.46	887,002
Forfeited during the year	—	—
Exercised during the year	—	—
Expired during the year	—	—
At December 31, 2020	8.46	887,002

(c)	The exercise prices and exercise periods of the share options outstanding as at the end of the reporting period are as follows:

Exercise period	Number of options	Exercise price US$
July 12, 2021 – January 12, 2025	295,667	8.46
January 12, 2022 – January 12, 2025	295,667	8.46
July 12, 2022 – January 12, 2025	147,834	8.46
January 12, 2023 – January 12, 2025	147,834	8.46
	887,002

2020 ESOP Plan

The Group adopted an equity incentive plan (the “2020 ESOP Plan”) for grants of share options and restricted shares of the Company’s ordinary shares to directors, officers and employees of the Company and its subsidiaries.

In October, 2020, the Group’s board of directors approved the 2020 ESOP Plan. The maximum aggregate number of, ordinary shares that may be issued pursuant to all awards under the 2020 ESOP Plan shall was 1,227,000. The 2020 ESOP Plan lapses on the tenth anniversary of the grant date.

1,125,334 share options and 101,666 restricted shares were granted under the 2020 ESOP Plan, at an exercise price of US$0.01 per share. 50%, 30%, 10% and 10% of the share options and restricted shares will vest on October 1, 2021, October 1, 2022, October 1, 2023 and October 1, 2024, respectively, on the condition that (i) directors, officers, employees and consultants of the Company remain in service; and (ii) the Company completes its initial public offering within 12 months after the adoption of the 2020 ESOP Plan by the board of the directors.

(a)

The fair value of equity-settled share options and restricted shares granted during the year was estimated as at the date of grant using a binomial model, taking into account the terms and conditions upon which the options were granted.

29. Share‑based payments (continued)

2020 ESOP Plan (continued)

The following table lists the inputs to the model used:

Assumptions	Inputs
Dividend yield (%)	0%
Expected volatility (%) (note)	50%
Risk-free interest rate (%)	0.88%
Suboptimal factor	1.0 - 2.5
Forfeiture rate	0%
Option life (years)	10
Share price (US$ per share)	9.03

Note:	Expected volatility is determined by reference to a peer group of publicly traded companies. No other feature of the options granted was incorporated into the measurement of fair value.
(b)	The following share options and restricted shares were outstanding under the 2020 ESOP Plan during the year:

	Weighted average exercise price per share US$	Numbers of options	Number of restricted shares
At January 1, 2020	—	—	—
Granted during the year	0.01	1,125,334	101,666
Forfeited during the year	—	—	—
Exercised during the year	—	—	—
Expired during the year	—	—	—
At December 31, 2020	0.01	1,125,334	101,666

(c)	The exercise prices and exercise periods of the share options and restricted shares outstanding as at the end of the reporting period are as follows:

Exercise period	Number of options	Number of restricted shares	Exercise price US$
October 1, 2021 – October 30, 2030	562,666	50,832	0.01
October 1, 2022 – October 30, 2030	337,600	30,500	0.01
October 1, 2023 – October 30, 2030	112,534	10,167	0.01
October 1, 2024 – October 30, 2030	112,534	10,167	0.01
	1,125,334	101,666

The fair values of the share options and restricted shares granted under the Share Option Agreement and 2020 ESOP Plan during the year were US$3,182,000 and US$10,950,000, respectively, of which the Group recognised a share-based payment expense of RMB19,416,000 (equivalent to US$2,799,000) for the year ended December 31, 2020.

At the end of the reporting period, the Company had 2,012,336 and 101,666 share options and restricted shares outstanding. If the outstanding share options and restricted shares were exercised in full, an additional 2,114,002 ordinary shares of the Company will be issued, resulting in additional share capital of RMB14,000 (equivalent to US$2,000) and capital reserve of RMB49,020,000 (equivalent to US$7,514,000) (before issue expenses), respectively.